Employee Benefit Plans - Schedule of Fair Value of Plan Assets (Details) - Pension Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 520,688	$ 477,763	$ 477,763	$ 453,559
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	520,688	477,763
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Money market mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,585	8,229
Money market mutual funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,585	8,229
Money market mutual funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Money market mutual funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Mutual funds - value stock fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11,290	10,447
Mutual funds - value stock fund | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11,290	10,447
Mutual funds - value stock fund | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Mutual funds - value stock fund | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	279,384	262,148
Fixed income | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	279,384	262,148
Fixed income | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fixed income | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Mutual funds - international stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	58,293	47,314
Mutual funds - international stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	58,293	47,314
Mutual funds - international stock | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Mutual funds - international stock | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Mutual funds - institutional stock index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	168,136	149,625
Mutual funds - institutional stock index | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	168,136	149,625
Mutual funds - institutional stock index | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Mutual funds - institutional stock index | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0